Prospectus Supplement

August 1, 2019

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated August 1, 2019 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2019

Emerging Markets Debt Portfolio (Class I) (the "Fund")

Effective August 1, 2019, Morgan Stanley Investment Management Inc. (the "Adviser") entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited (the "Sub-Adviser") with respect to the Fund; accordingly, references in the Prospectus to the Adviser, when used in connection with its activities as investment adviser, include the Sub-Adviser acting under its supervision. Effective August 1, 2019, the Prospectus is hereby amended as follows:

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Summary—Fund Management":

Sub-Adviser. Morgan Stanley Investment Management Limited.

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Emerging Markets Debt team. Information about the members primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Eric J. Baurmeister	Managing Director of the Adviser	April 2002
Warren Mar	Managing Director of the Adviser	December 2014
Sahil Tandon	Executive Director of MSIM Limited	October 2015

The following is hereby added as the second subsection of the section of the Prospectus entitled "Fund Management":

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England. The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Company's officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Please retain this supplement for future reference.

Prospectus Supplement

August 1, 2019

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated August 1, 2019 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2019

Emerging Markets Debt Portfolio (Class II) (the "Fund")

Effective August 1, 2019, Morgan Stanley Investment Management Inc. (the "Adviser") entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited (the "Sub-Adviser") with respect to the Fund; accordingly, references in the Prospectus to the Adviser, when used in connection with its activities as investment adviser, include the Sub-Adviser acting under its supervision. Effective August 1, 2019, the Prospectus is hereby amended as follows:

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Summary—Fund Management":

Sub-Adviser. Morgan Stanley Investment Management Limited.

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Emerging Markets Debt team. Information about the members primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Eric J. Baurmeister	Managing Director of the Adviser	April 2002
Warren Mar	Managing Director of the Adviser	December 2014
Sahil Tandon	Executive Director of MSIM Limited	October 2015

The following is hereby added as the second subsection of the section of the Prospectus entitled "Fund Management":

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England. The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Company's officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

August 1, 2019

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated August 1, 2019 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2019

Emerging Markets Debt Portfolio (the "Fund")

Effective August 1, 2019, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to the Fund. Accordingly, effective August 1, 2019, the Statement of Additional Information is hereby amended as follows:

The first paragraph of the section of the Statement of Additional Information entitled "Investment Policies and Strategies" is hereby deleted and replaced with the following:

This SAI provides additional information about the investment policies and operations of the Company and each of its Funds. Under the supervision of the Adviser, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") serve as investment sub-advisers to the Global Real Estate Portfolio, MSIM Company serves as investment sub-adviser to the Emerging Markets Equity Portfolio and MSIM Limited serves as investment sub-adviser to the Emerging Markets Debt, Global Franchise and Global Strategist Portfolios (MSIM Limited and MSIM Company are each referred to individually as the "Sub-Adviser" and collectively as the "Sub-Advisers"). References to the Adviser, when used in connection with its activities as investment adviser, include any Sub-Adviser acting under the Adviser's supervision.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Sub-Advisers" is hereby deleted and replaced with the following:

Sub-Advisers
The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England, and Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481. The Sub-Advisers are wholly owned subsidiaries of Morgan Stanley and provide the Funds listed below with investment advisory services subject to the overall supervision of the Adviser and the Company's officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the relevant Funds. The chart below identifies the Fund(s) for which each Sub-Adviser provides investment advisory services.

Sub-Adviser	Fund(s)
MSIM Limited	Emerging Markets Debt, Global Franchise, Global Real Estate and Global Strategist
MSIM Company	Emerging Markets Equity and Global Real Estate

Please retain this supplement for future reference.

Statement of Additional Information Supplement

August 1, 2019

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated August 1, 2019 to the Morgan Stanley Variable Insurance Fund, Inc. Statement of Additional Information dated April 30, 2019

Core Plus Fixed Income Portfolio

Discovery Portfolio

Emerging Markets Debt Portfolio

Emerging Markets Equity Portfolio

Global Franchise Portfolio

Global Infrastructure Portfolio

Global Real Estate Portfolio

Global Strategist Portfolio

Growth Portfolio

U.S. Real Estate Portfolio

The table in the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

Name	Frequency[1]	Lag Time
Service Providers
State Street Bank and Trust Company	Daily basis	Daily
BlackRock Financial Management Inc.	Daily basis	[2]
KellyCo Marketing	Monthly basis and Quarterly basis	Varying lag times after the date of the information
R.R. Donnelley & Sons Company	Monthly basis and Quarterly basis	Varying lag times after the date of the information
Toppan Merrill[3]	Semi-Annual basis	Approximately 15 business days after month end
Fund Rating Agencies
Lipper	Monthly basis	Approximately six business days after month end
Portfolio Analytics Providers
Bloomberg Finance, L.P.	Daily basis	Daily

1  Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

2  Information will typically be provided on a real time basis or as soon thereafter as possible.

3  With respect to the Discovery and Growth Portfolios, only.

Please retain this supplement for future reference.